Notes Receivable - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherAssetsCurrent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable, current	$ 0.0	$ 0.3
Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherAssetsNoncurrent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable, noncurrent	$ 1.9	$ 1.9